Information by operating segment (Details 1) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Sales revenues	$ 22,979	$ 34,703	$ 49,750	$ 61,892
Cost of sales	(11,342)	(15,240)	(24,000)	(28,019)
Gross profit (loss)	11,637	19,463	25,750	33,873
Income (expenses)	(3,159)	94	(5,719)	(2,048)
Selling expenses	(1,200)	(1,247)	(2,421)	(2,425)
General and administrative expenses	(388)	(323)	(745)	(622)
Exploration costs	(191)	(44)	(348)	(123)
Research and development expenses	(172)	(220)	(326)	(426)
Other taxes	(329)	(93)	(529)	(152)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	8,478	19,557	20,031	31,825
Net finance income (expense)	(21)	(3,198)	(643)	(2,602)
Results of equity-accounted investments	(22)	(9)	13	341
Net income / (loss) before income taxes	8,435	16,350	19,401	29,564
Income taxes	(2,576)	(5,309)	(6,172)	(9,875)
Net income (loss) for the period	5,859	11,041	13,229	19,689
Attributable to:
Shareholders of Petrobras	5,828	11,010	13,169	19,615
Non-controlling interests	31	31	60	74
Impairment (losses) reversals	(401)	(168)	(404)	(167)
Operating segments [member]
IfrsStatementLineItems [Line Items]
Sales revenues	22,979	34,703	49,750	61,892
Intersegments
Third parties	22,979	34,703	49,750	61,892
Cost of sales	(11,342)	(15,240)	(24,000)	(28,019)
Gross profit (loss)	11,637	19,463	25,750	33,873
Income (expenses)	(3,159)	94	(5,719)	(2,048)
Selling expenses	(1,200)	(1,247)	(2,421)	2,425
General and administrative expenses	(388)	(323)	(745)	622
Exploration costs	(191)	(44)	(348)	(123)
Research and development expenses	(172)	(220)	(326)	(426)
Other taxes	(329)	(93)	(529)	(152)
Impairment (losses) reversals			(404)	(167)
Other income and expenses, net	(478)	2,189	(946)	1,867
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	8,478	19,557	20,031	31,825
Net finance income (expense)	(21)	(3,198)	(643)	(2,602)
Results of equity-accounted investments	(22)	(9)	13	341
Net income / (loss) before income taxes	8,435	16,350	19,401	29,564
Income taxes	(2,576)	(5,309)	(6,172)	(9,875)
Net income (loss) for the period	5,859	11,041	13,229	19,689
Attributable to:
Shareholders of Petrobras	5,828	11,010	13,169	19,615
Non-controlling interests	31	31	60	74
Impairment (losses) reversals	(401)	(168)
Operating segments [member] | Exploration And Production [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	14,722	21,940	30,452	41,624
Intersegments	14,490	21,572	29,940	40,946
Third parties	232	368	512	678
Cost of sales	(6,112)	(8,176)	(12,491)	(15,852)
Gross profit (loss)	8,610	13,764	17,961	25,772
Income (expenses)	(554)	2,517	(677)	2,481
Selling expenses	(5)	(3)	(12)	5
General and administrative expenses	(18)	(12)	(34)	24
Exploration costs	(191)	(44)	(348)	(123)
Research and development expenses	(127)	(192)	(251)	(365)
Other taxes	(336)	(24)	(354)	(39)
Impairment (losses) reversals			(18)	(123)
Other income and expenses, net	154	2,916	340	3,160
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	8,056	16,281	17,284	28,253
Net finance income (expense)
Results of equity-accounted investments	18	57	35	108
Net income / (loss) before income taxes	8,074	16,338	17,319	28,361
Income taxes	(2,740)	(5,538)	(5,878)	(9,606)
Net income (loss) for the period	5,334	10,800	11,441	18,755
Attributable to:
Shareholders of Petrobras	5,335	10,801	11,443	18,757
Non-controlling interests	(1)	(1)	(2)	(2)
Impairment (losses) reversals	(31)	(124)
Operating segments [member] | Refining Transportation And Marketing [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	21,057	31,956	45,899	56,641
Intersegments	366	498	840	931
Third parties	20,691	31,458	45,059	55,710
Cost of sales	(19,328)	(26,787)	(41,196)	(48,334)
Gross profit (loss)	1,729	5,169	4,703	8,307
Income (expenses)	(1,151)	(1,037)	(2,329)	(1,651)
Selling expenses	(511)	(464)	(1,044)	870
General and administrative expenses	(84)	(68)	(162)	131
Exploration costs
Research and development expenses	(12)	(3)	(14)	(6)
Other taxes	105	(18)	(1)	(25)
Impairment (losses) reversals			(416)	(44)
Other income and expenses, net	(249)	(440)	(692)	(575)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	578	4,132	2,374	6,656
Net finance income (expense)
Results of equity-accounted investments	(69)	(95)	(55)	176
Net income / (loss) before income taxes	509	4,037	2,319	6,832
Income taxes	(197)	(1,405)	(808)	(2,262)
Net income (loss) for the period	312	2,632	1,511	4,570
Attributable to:
Shareholders of Petrobras	312	2,632	1,511	4,570
Non-controlling interests
Impairment (losses) reversals	(400)	(44)
Operating segments [member] | Gas And Power [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	2,767	3,734	5,621	7,099
Intersegments	796	1,009	1,601	1,870
Third parties	1,971	2,725	4,020	5,229
Cost of sales	(1,626)	(2,366)	(3,093)	(5,251)
Gross profit (loss)	1,141	1,368	2,528	1,848
Income (expenses)	(765)	(807)	(1,544)	(1,690)
Selling expenses	(683)	(765)	(1,335)	1,521
General and administrative expenses	(17)	(18)	(32)	34
Exploration costs
Research and development expenses			(1)	(3)
Other taxes	(10)	(9)	(19)	(19)
Impairment (losses) reversals				1
Other income and expenses, net	(55)	(15)	(157)	(114)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	376	561	984	158
Net finance income (expense)
Results of equity-accounted investments	17	30	21	59
Net income / (loss) before income taxes	393	591	1,005	217
Income taxes	(127)	(191)	(333)	(55)
Net income (loss) for the period	266	400	672	162
Attributable to:
Shareholders of Petrobras	247	374	635	110
Non-controlling interests	19	26	37	52
Impairment (losses) reversals
Operating segments [member] | Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	87	150	163	276
Intersegments	2	(2)	4	1
Third parties	85	152	159	275
Cost of sales	(87)	(147)	(164)	(272)
Gross profit (loss)		3	(1)	4
Income (expenses)	(686)	(576)	(1,161)	(1,181)
Selling expenses	2	(12)	(22)	22
General and administrative expenses	(269)	(225)	(517)	433
Exploration costs
Research and development expenses	(33)	(25)	(60)	(52)
Other taxes	(88)	(42)	(155)	(69)
Impairment (losses) reversals			30	(1)
Other income and expenses, net	(328)	(272)	(437)	(604)
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	(686)	(573)	(1,162)	(1,177)
Net finance income (expense)	(21)	(3,198)	(643)	(2,602)
Results of equity-accounted investments	12	(1)	12	(2)
Net income / (loss) before income taxes	(695)	(3,772)	(1,793)	(3,781)
Income taxes	540	1,537	1,034	1,344
Net income (loss) for the period	(155)	(2,235)	(759)	(2,437)
Attributable to:
Shareholders of Petrobras	(168)	(2,241)	(784)	(2,461)
Non-controlling interests	13	6	25	24
Impairment (losses) reversals	30
Operating segments [member] | Eliminations [Member]
IfrsStatementLineItems [Line Items]
Sales revenues	(15,654)	(23,077)	(32,385)	(43,748)
Intersegments	(15,654)	(23,077)	(32,385)	(43,748)
Third parties
Cost of sales	15,811	22,236	32,944	41,690
Gross profit (loss)	157	(841)	559	(2,058)
Income (expenses)	(3)	(3)	(8)	(7)
Selling expenses	(3)	(3)	(8)	7
General and administrative expenses
Exploration costs
Research and development expenses
Other taxes
Impairment (losses) reversals
Other income and expenses, net
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	154	(844)	551	(2,065)
Net finance income (expense)
Results of equity-accounted investments
Net income / (loss) before income taxes	154	(844)	551	(2,065)
Income taxes	(52)	288	(187)	704
Net income (loss) for the period	102	(556)	364	(1,361)
Attributable to:
Shareholders of Petrobras	102	(556)	364	(1,361)
Non-controlling interests
Impairment (losses) reversals